================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                               (File No. 33-____)

                         Pre-Effective Amendment No. __                     |_|

                         Post-Effective Amendment No. __                    |_|
                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|
                               (File No. 811-____)

                                Amendment No. __                            |_|
                        (Check appropriate box or boxes.)

                               PORTICO FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                           U.S. BANK PLACE, 18TH FLOOR
                             601 SECOND AVENUE SOUTH
                              MINNEAPOLIS, MN 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-1606
              (Registrant's Telephone Number, including Area Code)

                             CHRISTOPHER O. PETERSEN
                               U.S. BANCORP CENTER
                           800 NICOLLET MALL, J1012057
                              MINNEAPOLIS, MN 55402
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering: As soon as practicable following the effective date of this registration statement.

         It is proposed that this filing will become effective (check appropriate box):
         |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
         |_|      On [date] pursuant to paragraph (b) of Rule 485
         |_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485
         |_|      On [date] pursuant to paragraph (a)(1) of Rule 485
         |_|      75 days after filing pursuant to paragraph (a)(2) of Rule 485
         |_|      on [date] pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


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


                                     PART A


PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES

                  , 2001



PROSPECTUS
PORTICO FUNDS, INC.

PORTICO
     FUNDS

CLASS A, CLASS B, AND CLASS C SHARES

LARGE CAP GROWTH FUND





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


TABLE OF
CONTENTS


Fund Summary

Large Cap Growth Fund

Policies & Services

Buying Shares

Selling Shares

Managing Your Investment

Additional Information

Management

More About The Fund

Financial Highlights

For More Information                           Back Cover

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


FUND SUMMARY

INTRODUCTION

This section of the prospectus describes the objectives of the Portico Large Cap Growth Fund, summarizes the main investment strategies used by the fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


LARGE CAP GROWTH FUND


--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of large capitalization companies (those with market capitalizations of at least $2 billion at the time of purchase) that offer strong growth potential.

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management has selected an independent asset manager, Voyageur Asset Management, Inc. (VAM), to serve as sub-advisor and manage the assets of the fund on a day-to-day basis. VAM employs an active investment strategy.

VAM uses a bottom-up approach and evaluates stocks based on both growth and quality characteristics, seeking stocks that it believes have the potential for consistent long-term earnings growth. VAM looks for investment opportunities by first identifying companies with such characteristics as the following:

o        high sales and operating earnings growth;

o        stable earnings growth rates;

o        low debt-to-capital ratios; and

o        high return on equity.

VAM then evaluates those companies based on:

o        the quality of company management;

o        their industry prospects; and

o        the strength of the company's position among its competitors.

VAM also assesses a stock's valuation, analyzing factors such as a stock's price-to-earnings ratio relative to its growth rate, and the stock's valuation relative to historical levels, its competitors and peers, and to the overall market.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Although not primary investment strategies, the fund may also invest in preferred stock and corporate bonds if they are accompanied by warrants or convertible into common stock, debt securities of government issuers and investment company securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The fund is new as of the date of this prospectus and therefore performance information is not available. However, VAM has been managing accounts in a similar style since October of 1999. The information in the table that follows is provided to illustrate the past performance of VAM in managing accounts with characteristics that are substantially similar to the fund.

The performance history of the Large Cap Growth Equity composite is based on private accounts with investment objectives, policies, strategies, and risks that are substantially similar, although not identical, to those of the fund. The composite includes all such private accounts for which VAM is primarily responsible for calculating and reporting performance. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.

The performance history compares the Large Cap Growth Equity composite on an annualized asset-weighted basis against the Russell 1000 Growth and S&P 500 Composite Stock Price indices. The performance of the Large Cap Growth Equity composite is presented net of fees and expenses, and has been computed using an internal time-weighted rate of return for each account. Each private account in the composite has been included as of the first calendar day of the first full month of its existence and has been weighted for its relative size using values at the beginning of the periods. All realized and unrealized capital gains and losses have been included, along with all dividends and interest from investment and cash balances. The method used to calculate the performance of a composite differs from the standardized method prescribed by the SEC for measuring the performance of a single mutual fund.

The results presented should not be viewed as representative of the fund's future performance. The performance of the fund and the indices may be either higher or lower than the historical performance of the Large Cap Growth Equity composite.

AVERAGE ANNUAL TOTAL RETURNS             Inception      One Year       Since
AS OF 12/31/00                                Date                     Inception

Large Cap Growth Equity composite          10/1/99

Russell 1000 Growth Index (a)

S&P 500 Index (b)

(a) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since
inception performance of the index is calculated from [       ].

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of large capitalization stocks. The since inception performance of the indices
is calculated from [      ].

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.

SHAREHOLDER FEES                                               Class A         Class B        Class C
Maximum Sales Charge (Load) as a % of offering price           5.50%(1)        0.00%          1.00%

Maximum Deferred Sales Charge (Load) as a % of original        0.00%(2)        5.00%          1.00%
purchase price or redemption proceeds, whichever is less

Annual Maintenance Fee(3)                                      $25             $25            $25
only charged to accounts with balances below $500

ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees                                                [    %]         [    %]        [    %]

Distribution and Service (12b-1) Fees                          0.25%           1.00%          1.00%

Other Expenses(4)                                              [    %]         [    %]        [    %]
                                                              ------------------------------------------
Total Gross Fees                                               [    %]         [    %]        [    %]

Waiver of Fund Expenses(5)                                     [(    )%]       [(    )%]      [(    )%]

TOTAL ANNUAL FUND OPERATING EXPENSES                           [    %]         [    %]        [    %]
--------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."

(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

(5)Certain service providers have contractually agreed to waive fees and
reimburse other fund expenses until [     ], so that Total Annual Fund Operating
Expenses do not exceed [   ]%, [   ]% and [   ]%, respectively, for Class A,
Class B and Class C shares. These fee waivers and expense reimbursements may be
terminated at any time after [     ] in the discretion of the service providers.
Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

               Class A        Class B assuming     Class B assuming no   Class C assuming      Class C assuming
                              redemption at end    redemption at end     redemption at end     no redemption at
                              of each period       of each period        of each period        end of each period
 1 year        $              $                    $                     $                     $
 3 years       $              $                    $                     $                     $

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


POLICIES & SERVICES

BUYING SHARES

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

CLASS A SHARES. If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

o        a front-end sales charge, described below.

o lower annual expenses than Class B and Class C shares. See "Fund Summary" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for Class B shares for $250,000 or more will be treated as orders for Class A shares.

o orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

o orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

CLASS B SHARES. If you want all your money to go to work for you immediately, you may prefer Class B shares. Class B shares have no front-end sales charge. However, Class B shares do have:

o higher annual expenses than Class A shares. See "Fund Summary -- Fees and Expenses."

o a back-end sales charge, called a "contingent deferred sales charge," if you redeem your shares within six years of purchase.

o automatic conversion to Class A shares approximately eight years after purchase, thereby reducing future annual expenses.

CLASS C SHARES. These shares combine some of the characteristics of Class A and Class B shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than Class A shares. See "Fund Summary -- Fees and Expenses."

o        no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


--------------------------------------------------------------------------------
12b-1 FEES

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                  12b-1 fees are equal to:

Class A shares       0.25% of average daily net assets
Class B shares       1% of average daily net assets
Class C shares       1% of average daily net assets

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The fund's distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of the fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. The fund's distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The fund's distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Buying Shares -- Class B Shares." The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

CLASS A SHARES. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                                 Sales Charge

                          as a % of Purchase Price      as a % of Net Amount     Maximum Reallowance as
                                                        Invested                 a % of Purchase Price
Less than $ 50,000        5.50%                         5.82%                    5.00%
$ 50,000 - $ 99,999       4.50%                         4.71%                    4.00%
$100,000 - $249,999       3.50%                         3.63%                    3.25%
$250,000 - $499,999       2.50%                         2.56%                    2.25%
$500,000 - $999,999       2.00%                         2.04%                    1.75%
$1 million and over          0%                            0%                       0%

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


REDUCING YOUR SALES CHARGE. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any fund in the Portico/First American family of funds (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other Class A shares of a First American fund that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any fund in the Portico/First American family of funds by certain other accounts also will be combined with your purchase to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the fund of purchases by any related accounts. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any fund in the Portico/First American family of funds except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The fund's distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o        redemptions required as a result of over contribution to an IRA plan.

CLASS B SHARES. Your purchase price for Class B shares is their net asset value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the fund's distributor pays a sales commission of 4.35% of the amount invested to investment professionals and financial institutions which sell Class B shares. The fund's distributor receives any CDSC imposed when you sell your Class B shares.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase          CDSC as a % of the value of your shares

First                        5%
Second                       5%
Third                        4%
Fourth                       3%
Fifth                        2%
Sixth                        1%
Seventh                      0%
Eighth                       0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the first day of the month you purchased the shares. For example, if you purchase Class B shares on June 15, 2002, they will convert to Class A shares on June 1, 2010.

The CDSC will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

o        redemptions required as a result of over contribution to an IRA plan.

CLASS C SHARES. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the fund's distributor pays a commission equal to 2% of your purchase price to your investment professional or participating institution. Additionally, the advisor may pay its affiliated broker-dealer, U.S. Bancorp Piper Jaffray Inc., an additional commission of up to 3% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See "Class B Shares" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


BY PHONE. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares and some may have different policies. These policy differences may include different minimum investment amounts, exchange privileges and fund choices. The fund and the distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services
at 1-800-[          ] before the close of regular trading on the New York Stock
Exchange (usually 3 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the fund's custodian receives payment by wire. Wire federal funds as follows:

Firstar Bank, N.A.
ABA Number 0420-00013
Account Number: 112-952-137
Credit to: Portico (NAME OF FUND, INVESTOR NAME, AND INVESTOR ACCOUNT #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

BY MAIL. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund, and mail both to:

Portico Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

Portico Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase additional shares by mailing your check to Portico Funds at the same address.

Please note the following:

o        all purchases must be made in U.S. dollars.

o third-party checks, credit cards, credit card checks, and cash are not accepted.

if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services
at 1-800-[        ].

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PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


SELLING SHARES

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next net asset value calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. Be sure to read the section "Buying Shares" for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In-Kind."

BY PHONE. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you sell shares and some may have different policies. These policy differences may include different minimum investment amounts, exchange privileges and fund choices. The fund and the distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at
1-800-[         ]. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone exchanges to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

BY MAIL. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

Portico Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

Portico Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

o        name of the fund.

o        account number.

o        dollar amount or number of shares redeemed.

o        name on the account.

o        signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the fund's records.

o        your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of any fund in the Portico/First American family of funds, you may reinvest in Class A shares of that fund or another Portico/First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

ACCOUNTS WITH LOW BALANCES

Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o        deduct a $25 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

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PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from the fund to any fund in the Portico/First American family of funds. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of any fund in the Portico/First American family of funds if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of the fund for Class A shares of a fund in the Portico/First American family of funds, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of a fund in the Portico/First American family of funds, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

BY PHONE. If both funds have identical shareholder registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the fund directly. To request an exchange through the
fund, call Investor Services at 1-800-[         ]. Your instructions must be
received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

BY MAIL. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this
option on an existing account, please call Investor Services at 1-800-[       ]
to request the appropriate form.

The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN-KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in-kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.

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PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in [         ]
and [          ]. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional
copies, please call Investor Services at 1-800-[         ].

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid annually. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another fund in the Portico/First American family of funds or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. The fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of its investment objectives and strategies, distributions for the fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of the fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the fund will not be taxable.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


ADDITIONAL INFORMATION

MANAGEMENT

--------------------------------------------------------------------------------
INVESTMENT ADVISOR

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations,
foundations, pensions and retirement plans. As of [        ], 2001, U.S. Bancorp
Piper Jaffray Asset Management and its affiliates had more than $[   ] billion
in assets under management, including investment company assets of more than
$[   ] billion. Subject to the authority of the board of directors, U.S. Bancorp
Piper Jaffray Asset Management, as investment advisor, manages the fund's business and investment activities and has the responsibility to oversee any sub-advisors to the fund and to recommend their hiring, termination and replacement.

The fund pays the investment advisor a monthly fee for providing investment advisory services. Under the Investment Advisory Agreement, the fee will be equal to:

                              Advisory fee as a % of average daily net assets

Large Cap Growth Fund(1)      [     ]%

(1)Contractual advisory fee for the current fiscal year.

Direct Correspondence to:

Portico Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor

U.S. Bancorp Piper Jaffray Asset Management, Inc.
601 Second Avenue South
Minneapolis, Minnesota 55402

Sub-Advisor

Voyageur Asset Management, Inc.
Suite 4300, 90 South Seventh Street
Minneapolis, MN 55402

Voyageur Asset Management, Inc. (VAM), is the sub-advisor to the fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. VAM has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

VAM is an indirect wholly-owned subsidiary of Royal Bank of Canada, a major
diversified financial services company based in Toronto. As of [        ], VAM
managed a total of approximately [     ] in investments.

The fund intends to apply for an order from the Securities and Exchange Commission to permit U.S. Bancorp Piper Jaffray Asset Management, subject to the approval of the board of directors, to appoint a sub-advisor or change the terms of a sub-advisory agreement for the fund without first obtaining shareholder approval. If the order is received, the fund will be able to change sub-advisors or the fees paid to any sub-advisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order may prohibit U.S. Bancorp Piper Jaffray Asset Management from entering into sub-advisory agreements with affiliates of U.S. Bancorp Piper Jaffray Asset Management without shareholder approval. There is no assurance the order will be granted, and no changes will be made until that time.

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the fund. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid
monthly fees equal, on an annual basis, to [    ]% of the fund's average daily
net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), provide or compensate others to provide administrative services to the fund. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. The
Co-Administrators receive total fees on an annual basis equal to [    ]% of the
aggregate average daily net assets of the fund. The fund also pays the Co-Administrators fees based upon the number of accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the fund.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management receives out-of-pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the fund pays administrative and custodial fees to U.S. Bank which
are equal to [    ]% of the fund's income from these securities lending
transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's sub-advisor may place trades through the advisor's affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of portfolio professionals associated with Voyageur Asset Management, Inc. (VAM). Prior to joining VAM in September 1999, this team of portfolio professionals managed the Alleghany/Chicago Trust Growth & Income Fund. As the exclusive managers of the Alleghany/Chicago Trust Growth & Income Fund from its inception, December 13, 1993, through September 20, 1999, the VAM portfolio professionals had full discretionary authority over the selection of investments for that fund. The cumulative total return for the Alleghany/Chicago Trust Growth & Income Fund
from its inception through December 31, 1998 was [    ]%. At December 31, 1998,
that fund had $[    ] million in net assets. The information in the table that follows reflects average annual returns for the one-year and three-year periods ended December 31, 1998 and for the entire period during which the VAM portfolio professionals managed the Alleghany/Chicago Trust Growth & Income Fund. The performance history compares that fund against the performance of the Russell 1000 Growth and Standard & Poor's 500 Composite Stock Price indices. Historical performance is not indicative of future performance. The Alleghany/Chicago Trust Growth & Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the Portico Large Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Although the long-term capital appreciation component of both funds' investment objectives and strategies is substantially similar, the investment objective and strategies employed by the Alleghany/Chicago Trust Growth & Income Fund during the VAM portfolio professionals' tenure included an income component. In accordance with this income component, that fund sought current income by investing in large-cap dividend paying common stocks, preferred stocks, convertible securities and bonds. The Portico Large Cap Growth Fund does not employ an income component as part of its primary investment objective or strategies.

AVERAGE ANNUAL TOTAL RETURNS      Inception   One Year   Three Years   Since
AS OF 12/31/98                         Date                            Inception

Alleghany/Chicago Trust Growth &
Income Fund (a)(b)                 12/13/93

Russell 1000 Growth Index (c)

S&P 500 Index (d)

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The expense ratio of the Alleghany/Chicago Trust Growth and Income Fund was
capped at [         ]%. Thereafter, the expense ratio declined from [       ]%
to [       ]%, reflecting, in general, economies of scale associated with an increase in assets under management. Total fund operating expenses of the
Portico Large Cap Growth Fund are capped at [       ]% through [       ].

(c) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since
inception performance of the index is calculated from [       ].

(d) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of large capitalization stocks. The since inception performance of the indices
is calculated from [       ].

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PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


ADDITIONAL INFORMATION

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
OBJECTIVES

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 30 days in advance. Please remember: There is no guarantee that the fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the advisor and sub-advisor believe are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor
Services at 1-800-[       ].

--------------------------------------------------------------------------------
TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. Being invested in these securities may keep the fund from participating in a market upswing and prevent the fund from achieving its investment objective.

PORTFOLIO TURNOVER. It is anticipated that the fund's annual portfolio turnover rate will be less than 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the fund is summarized in the "Fund Summary" section. More information about the fund's risks is presented below.

FOREIGN SECURITY RISK. The fund may invest up to 25% of its total in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. The fund is actively managed and its performance therefore will reflect in part the sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Large Cap Growth Fund had not commenced operations prior to the date of this prospectus.

PORTICO LARGE CAP GROWTH FUND - CLASS ABC SHARES


FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information (SAI) and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the Portico funds may be viewed on the First American funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

You can obtain a free copy of the fund's SAI by calling Investor Services at
1-800-[        ]. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

Portico Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portico/First American family of funds.

The Portico/First American family of funds is distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


SEC file number: 811-[       ]

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES

                  , 2001



PROSPECTUS
PORTICO FUNDS, INC.

PORTICO
     FUNDS

CLASS S SHARES

LARGE CAP GROWTH FUND





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


TABLE OF
CONTENTS


Fund Summary

Large Cap Growth Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Fund

Financial Highlights

For More Information                           Back Cover

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


FUND SUMMARY

INTRODUCTION

This section of the prospectus describes the objectives of the Portico Large Cap Growth Fund, summarizes the main investment strategies used by the fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of large capitalization companies (those with market capitalizations of at least $2 billion at the time of purchase) that offer strong growth potential.

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management has selected an independent asset manager, Voyageur Asset Management, Inc. (VAM), to serve as sub-advisor and manage the assets of the fund on a day-to-day basis. VAM employs an active investment strategy.

VAM uses a bottom-up approach and evaluates stocks based on both growth and quality characteristics, seeking stocks that it believes have the potential for consistent long-term earnings growth. VAM looks for investment opportunities by first identifying companies with such characteristics as the following:

o        high sales and operating earnings growth;

o        stable earnings growth rates;

o        low debt-to-capital ratios; and

o        high return on equity.

VAM then evaluates those companies based on:

o        the quality of company management;

o        their industry prospects; and

o        the strength of the company's position among its competitors.

VAM also assesses a stock's valuation, analyzing factors such as a stock's price-to-earnings ratio relative to its growth rate, and the stock's valuation relative to historical levels, its competitors and peers, and to the overall market.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Although not primary investment strategies, the fund may also invest in preferred stock and corporate bonds if they are accompanied by warrants or convertible into common stock, debt securities of government issuers and investment company securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

The fund is new as of the date of this prospectus and therefore performance information is not available. However, VAM has been managing accounts in a similar style since October of 1999. The information in the table that follows is provided to illustrate the past performance of VAM in managing accounts with characteristics that are substantially similar to the fund.

The performance history of the Large Cap Growth Equity composite is based on private accounts with investment objectives, policies, strategies, and risks that are substantially similar, although not identical, to those of the fund. The composite includes all such private accounts for which VAM is primarily responsible for calculating and reporting performance. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.

The performance history compares the Large Cap Growth Equity composite on an annualized asset-weighted basis against the Russell 1000 Growth and S&P 500 Composite Stock Price indices. The performance of the Large Cap Growth Equity composite is presented net of fees and expenses, and has been computed using an internal time-weighted rate of return for each account. Each private account in the composite has been included as of the first calendar day of the first full month of its existence and has been weighted for its relative size using values at the beginning of the periods. All realized and unrealized capital gains and losses have been included, along with all dividends and interest from investment and cash balances. The method used to calculate the performance of a composite differs from the standardized method prescribed by the SEC for measuring the performance of a single mutual fund.

The results presented should not be viewed as representative of the fund's future performance. The performance of the fund and the indices may be either higher or lower than the historical performance of the Large Cap Growth Equity composite.

AVERAGE ANNUAL TOTAL RETURNS             Inception      One Year       Since
AS OF 12/31/00                                Date                     Inception

Large Cap Growth Equity composite          10/1/99

Russell 1000 Growth Index (a)

S&P 500 Index (b)

(a) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since
inception performance of the index is calculated from [       ].

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of large capitalization stocks. The since inception performance of the indices
is calculated from [      ].

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


SHAREHOLDER FEES

Maximum Sales Charge (Load)                                            None

Maximum Deferred Sales Charge (Load)                                   None

ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees                                                        [    ]%

Distribution and Service (12b-1) Fees                                  None

Other Expenses

         Shareholder Servicing Fee                                     0.25%

         Miscellaneous(1)                                              [    ]%
                                                                      ----------
Total Gross Fees                                                       [    ]%

Waiver of Fund Expenses(2)                                             [(   )]%

TOTAL ANNUAL FUND OPERATING EXPENSES                                   [    ]%
--------------------------------------------------------------------------------

(1)"Miscellaneous" expenses are based on estimated amounts for the current fiscal year.

(2)Certain service providers have contractually agreed to waive fees and
reimburse other fund expenses until [        ], 2002, so that Total Annual Fund
Operating Expenses do not exceed [  ]%. These fee waivers and expense
reimbursements may be terminated at any time after [        ], 2002 in the
discretion of the service providers.


Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 1 year                                                                  $[    ]
 3 years                                                                 $[    ]

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


POLICIES & SERVICES

BUYING AND SELLING SHARES

Class S shares are offered through banks and other financial institutions that have entered into sales agreements with the fund's distributor. Class S shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class S shares are typically held in an omnibus account with the transfer agent. To find out whether you may purchase Class S shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class S shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the fund must receive your purchase order by 3:00 p.m. Central time and the fund's custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the fund must receive your redemption request by 3:00 p.m. Central time. Some financial institutions may charge a fee for helping you purchase or sell shares and some may have different policies. These policy differences may include different minimum investment amounts, exchange privileges and fund choices. It is the responsibility of your financial institution to promptly transmit orders to the fund. The fund and the distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the fund receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In-Kind."

--------------------------------------------------------------------------------
COMPENSATION PAID TO FINANCIAL INSTITUTIONS

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund's average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your financial institution for providing ongoing services to your account. The advisor, the administrator or the distributor may pay additional fees to financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the financial institution's customers.

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of any fund in the Portico/First American family of funds. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares of any fund in the Portico/First American family of funds at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN-KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in-kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in [         ]
and [         ]. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional
copies, please call Investor Services at 1-800-[        ].

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid annually. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another fund in the Portico/First American family of funds or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. The fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of its investment objectives and strategies, distributions for the fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of the fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the fund will not be taxable.

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


ADDITIONAL INFORMATION

MANAGEMENT

--------------------------------------------------------------------------------
INVESTMENT ADVISOR

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations,
foundations, pensions and retirement plans. As of [        ], 2001, U.S. Bancorp
Piper Jaffray Asset Management and its affiliates had more than $[   ] billion
in assets under management, including investment company assets of more than
$[   ] billion. Subject to the authority of the board of directors, U.S. Bancorp
Piper Jaffray Asset Management, as investment advisor, manages the fund's business and investment activities and has the responsibility to oversee any sub-advisors to the fund and to recommend their hiring, termination and replacement.

The fund pays the investment advisor a monthly fee for providing investment advisory services. Under the Investment Advisory Agreement, the fee will be equal to:

                             Advisory fee as a % of average daily net assets

Large Cap Growth Fund(1)     [     ]%

(1)Contractual advisory fee for the current fiscal year.

Direct Correspondence to:

Portico Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor

U.S. Bancorp Piper Jaffray Asset Management, Inc.
601 Second Avenue South
Minneapolis, Minnesota 55402

Sub-Advisor

Voyageur Asset Management, Inc.
Suite 4300, 90 South Seventh Street
Minneapolis, MN 55402

Voyageur Asset Management, Inc. (VAM), is the sub-advisor to the fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. VAM has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

VAM is an indirect wholly-owned subsidiary of Royal Bank of Canada, a major
diversified financial services company based in Toronto. As of [        ], VAM
managed a total of approximately [     ] in investments.

The fund intends to apply for an order from the Securities and Exchange Commission to permit U.S. Bancorp Piper Jaffray Asset Management, subject to the approval of the board of directors, to appoint a sub-advisor or change the terms of a sub-advisory agreement for the fund without first obtaining shareholder approval. If the order is received, the fund will be able to change sub-advisors or the fees paid to any sub-advisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order may prohibit U.S. Bancorp Piper Jaffray Asset Management from entering into sub-advisory agreements with affiliates of U.S. Bancorp Piper Jaffray Asset Management without shareholder approval. There is no assurance the order will be granted, and no changes will be made until that time.

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the fund. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid
monthly fees equal, on an annual basis, to [   ]% of the fund's average daily
net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), provide or compensate others to provide administrative services to the fund. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. The
Co-Administrators receive total fees on an annual basis equal to [   ]% of the
aggregate average daily net assets of the fund. The fund also pays the Co-Administrators fees based upon the number of accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the fund.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management receives out-of-pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the fund pays administrative and custodial fees to U.S. Bank which
are equal to [   ]% of the fund's income from these securities lending
transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's sub-advisor may place trades through the advisor's affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of portfolio professionals associated with Voyageur Asset Management, Inc. (VAM). Prior to joining VAM in September 1999, this team of portfolio professionals managed the Alleghany/Chicago Trust Growth & Income Fund. As the exclusive managers of the Alleghany/Chicago Trust Growth & Income Fund from its inception, December 13, 1993, through September 20, 1999, the VAM portfolio professionals had full discretionary authority over the selection of investments for that fund. The cumulative total return for the Alleghany/Chicago Trust Growth & Income Fund
from its inception through December 31, 1998 was [     ]%. At December 31, 1998,
that fund had $[     ] million in net assets. The information in the table that follows reflects average annual returns for the one-year and three-year periods ended December 31, 1998 and for the entire period during which the VAM portfolio professionals managed the Alleghany/Chicago Trust Growth & Income Fund. The performance history compares that fund against the performance of the Russell 1000 Growth and Standard & Poor's 500 Composite Stock Price indices. Historical performance is not indicative of future performance. The Alleghany/Chicago Trust Growth & Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the Portico Large Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Although the long-term capital appreciation component of both funds' investment objectives and strategies is substantially similar, the investment objective and strategies employed by the Alleghany/Chicago Trust Growth & Income Fund during the VAM portfolio professionals' tenure included an income component. In accordance with this income component, that fund sought current income by investing in large-cap dividend paying common stocks, preferred stocks, convertible securities and bonds. The Portico Large Cap Growth Fund does not employ an income component as part of its primary investment objective or strategies.

AVERAGE ANNUAL TOTAL RETURNS      Inception   One Year   Three Years   Since
AS OF 12/31/98                         Date                            Inception

Alleghany/Chicago Trust Growth &
Income Fund (a)(b)                 12/13/93

Russell 1000 Growth Index (c)

S&P 500 Index (d)

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The expense ratio of the Alleghany/Chicago Trust Growth and Income Fund was
capped at [         ]%. Thereafter, the expense ratio declined from [       ]%
to [       ]%, reflecting, in general, economies of scale associated with an increase in assets under management. Total fund operating expenses of the
Portico Large Cap Growth Fund are capped at [       ]% through [       ].

(c) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since
inception performance of the index is calculated from [       ].

(d) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of large capitalization stocks. The since inception performance of the indices
is calculated from [       ].

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


ADDITIONAL INFORMATION

MORE ABOUT THE FUND

--------------------------------------------------------------------------------
OBJECTIVES

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 30 days in advance. Please remember: There is no guarantee that the fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the advisor and sub-advisor believe are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor
Services at 1-800-[       ].

--------------------------------------------------------------------------------
TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. Being invested in these securities may keep the fund from participating in a market upswing and prevent the fund from achieving its investment objective.

PORTFOLIO TURNOVER. It is anticipated that the fund's annual portfolio turnover rate will be less than 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the fund is summarized in the "Fund Summary" section. More information about the fund's risks is presented below.

FOREIGN SECURITY RISK. The fund may invest up to 25% of its total in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. The fund is actively managed and its performance therefore will reflect in part the sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Large Cap Growth Fund had not commenced operations prior to the date of this prospectus.

PORTICO LARGE CAP GROWTH FUND - CLASS S SHARES


FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information (SAI) and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the Portico funds may be viewed on the First American funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

You can obtain a free copy of the fund's SAI by calling Investor Services at
1-800-[         ]. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

Portico Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portico/First American family of funds.

The Portico/First American family of funds is distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


SEC file number: 811-[        ]

PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES

                  , 2001



PROSPECTUS
PORTICO FUNDS, INC.

PORTICO
     FUNDS

CLASS Y SHARES

LARGE CAP GROWTH FUND





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


TABLE OF
CONTENTS


Fund Summary

Large Cap Growth Fund

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Fund

Financial Highlights

For More Information                           Back Cover


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


FUND SUMMARY

INTRODUCTION

This section of the prospectus describes the objectives of the Portico Large Cap Growth Fund, summarizes the main investment strategies used by the fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


LARGE CAP GROWTH FUND

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OBJECTIVE

Large Cap Growth Fund's objective is long-term capital appreciation.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of large capitalization companies (those with market capitalizations of at least $2 billion at the time of purchase) that offer strong growth potential.

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management has selected an independent asset manager, Voyageur Asset Management, Inc. (VAM), to serve as sub-advisor and manage the assets of the fund on a day-to-day basis. VAM employs an active investment strategy.

VAM uses a bottom-up approach and evaluates stocks based on both growth and quality characteristics, seeking stocks that it believes have the potential for consistent long-term earnings growth. VAM looks for investment opportunities by first identifying companies with such characteristics as the following:

o        high sales and operating earnings growth;

o        stable earnings growth rates;

o        low debt-to-capital ratios; and

o        high return on equity.

VAM then evaluates those companies based on:

o        the quality of company management;

o        their industry prospects; and

o        the strength of the company's position among its competitors.

VAM also assesses a stock's valuation, analyzing factors such as a stock's price-to-earnings ratio relative to its growth rate, and the stock's valuation relative to historical levels, its competitors and peers, and to the overall market.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Although not primary investment strategies, the fund may also invest in preferred stock and corporate bonds if they are accompanied by warrants or convertible into common stock, debt securities of government issuers and investment company securities.

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MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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FUND PERFORMANCE

The fund is new as of the date of this prospectus and therefore performance information is not available. However, VAM has been managing accounts in a similar style since October of 1999. The information in the table that follows is provided to illustrate the past performance of VAM in managing accounts with characteristics that are substantially similar to the fund.

The performance history of the Large Cap Growth Equity composite is based on private accounts with investment objectives, policies, strategies, and risks that are substantially similar, although not identical, to those of the fund. The composite includes all such private accounts for which VAM is primarily responsible for calculating and reporting performance. Private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, might adversely affect the performance results.

The performance history compares the Large Cap Growth Equity composite on an annualized asset-weighted basis against the Russell 1000 Growth and S&P 500 Composite Stock Price indices. The performance of the Large Cap Growth Equity composite is presented net of fees and expenses, and has been computed using an internal time-weighted rate of return for each account. Each private account in the composite has been included as of the first calendar day of the first full month of its existence and has been weighted for its relative size using values at the beginning of the periods. All realized and unrealized capital gains and losses have been included, along with all dividends and interest from investment and cash balances. The method used to calculate the performance of a composite differs from the standardized method prescribed by the SEC for measuring the performance of a single mutual fund.

The results presented should not be viewed as representative of the fund's future performance. The performance of the fund and the indices may be either higher or lower than the historical performance of the Large Cap Growth Equity composite.

AVERAGE ANNUAL TOTAL RETURNS             Inception      One Year       Since
AS OF 12/31/00                                Date                     Inception

Large Cap Growth Equity composite          10/1/99

Russell 1000 Growth Index (a)

S&P 500 Index (b)

(a) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since
inception performance of the index is calculated from [       ].

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of large capitalization stocks. The since inception performance of the indices
is calculated from [      ].


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


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FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.


SHAREHOLDER FEES

Maximum Sales Charge (Load)                                             None

Maximum Deferred Sales Charge (Load)                                    None

ANNUAL FUND OPERATING EXPENSES as a % of average net assets

Management Fees                                                         [    ]%

Distribution and Service (12b-1) Fees                                   None

Other Expenses(1)                                                       [    ]%
                                                                       ---------
Total Gross Fees                                                        [    ]%

Waiver of Fund Expenses(2)                                              [(   )]%

TOTAL ANNUAL FUND OPERATING EXPENSES                                    [    ]%
--------------------------------------------------------------------------------

(1)"Other Expenses" are based on estimated amounts for the current fiscal year.

(2)Certain service providers have contractually agreed to waive fees and
reimburse other fund expenses until [        ], 2002, so that Total Annual Fund
Operating Expenses do not exceed [   ]%. These fee waivers and expense
reimbursements may be terminated at any time after [        ], 2002 in the
discretion of the service providers.



Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 1 year                                                                  $[    ]
 3 years                                                                 $[    ]


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


POLICIES & SERVICES

BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the fund's distributor. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts. Class Y shares are typically held in an omnibus account with the transfer agent. To find out whether you may purchase Class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the fund must receive your purchase order by 3:00 p.m. Central time and the fund's custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the fund must receive your redemption request by 3:00 p.m. Central time. Some financial institutions may charge a fee for helping you purchase or sell shares and some may have different policies. These policy differences may include different minimum investment amounts, exchange privileges and fund choices. It is the responsibility of your financial institution to promptly transmit orders to the fund. The fund and the distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the fund receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In-Kind."


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


MANAGING YOUR INVESTMENT

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HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of any fund in the Portico/First American family of funds. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares of any fund in the Portico/First American family of funds at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the fund by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the fund.

Before exchanging into any fund, be sure to read its prospectus carefully. The fund may change or cancel its exchange policies at any time. You will be notified of any changes. The fund has the right to limit exchanges to four times per year.

--------------------------------------------------------------------------------
REDEMPTION IN-KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in-kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS. Shareholder reports are mailed twice a year, in [         ]
and [         ]. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional
copies, please call Investor Services at 1-800-[        ].

STATEMENTS AND CONFIRMATIONS. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid annually. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another fund in the Portico/First American family of funds or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


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TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

TAXES ON DISTRIBUTIONS. The fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from the fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. Because of its investment objectives and strategies, distributions for the fund are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS. The sale of fund shares, or the exchange of the fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the fund will not be taxable.


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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


ADDITIONAL INFORMATION

MANAGEMENT

--------------------------------------------------------------------------------
INVESTMENT ADVISOR

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations,
foundations, pensions and retirement plans. As of [        ], 2001, U.S. Bancorp
Piper Jaffray Asset Management and its affiliates had more than $[   ] billion
in assets under management, including investment company assets of more than
$[   ] billion. Subject to the authority of the board of directors, U.S. Bancorp
Piper Jaffray Asset Management, as investment advisor, manages the fund's business and investment activities and has the responsibility to oversee any sub-advisors to the fund and to recommend their hiring, termination and replacement.

The fund pays the investment advisor a monthly fee for providing investment advisory services. Under the Investment Advisory Agreement, the fee will be equal to:

                              Advisory fee as a % of average daily net assets

Large Cap Growth Fund(1)      [      ]%

(1)Contractual advisory fee for the current fiscal year.

Direct Correspondence to:

Portico Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor

U.S. Bancorp Piper Jaffray Asset Management, Inc.
601 Second Avenue South
Minneapolis, Minnesota 55402

Sub-Advisor

Voyageur Asset Management, Inc.
Suite 4300, 90 South Seventh Street
Minneapolis, MN 55402

Voyageur Asset Management, Inc. (VAM), is the sub-advisor to the fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. VAM has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

VAM is an indirect wholly-owned subsidiary of Royal Bank of Canada, a major
diversified financial services company based in Toronto. As of [        ], VAM
managed a total of approximately [     ] in investments.

The fund intends to apply for an order from the Securities and Exchange Commission to permit U.S. Bancorp Piper Jaffray Asset Management, subject to the approval of the board of directors, to appoint a sub-advisor or change the terms of a sub-advisory agreement for the fund without first obtaining shareholder approval. If the order is received, the fund will be able to change sub-advisors or the fees paid to any sub-advisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order may prohibit U.S. Bancorp Piper Jaffray Asset Management from entering into sub-advisory agreements with affiliates of U.S. Bancorp Piper Jaffray Asset Management without shareholder approval. There is no assurance the order will be granted, and no changes will be made until that time.

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202


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ADDITIONAL COMPENSATION

U.S. Bancorp Piper Jaffray Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the fund. As described above, U.S. Bancorp Piper Jaffray Asset Management receives compensation for acting as the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the fund. U.S. Bank is paid
monthly fees equal, on an annual basis, to [   ]% of the fund's average daily
net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the fund.

ADMINISTRATION SERVICES. U.S. Bancorp Piper Jaffray Asset Management and its affiliate, Firstar Mutual Fund Services (Co-Administrators), provide or compensate others to provide administrative services to the fund. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. The
Co-Administrators receive total fees on an annual basis equal to [   ]% of the
aggregate average daily net assets of the fund. The fund also pays the Co-Administrators fees based upon the number of accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the fund.

DISTRIBUTION SERVICES. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Piper Jaffray Asset Management receives out-of-pocket expenses incurred while providing distribution and other sub-administrative services for the fund.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the fund pays administrative and custodial fees to U.S. Bank which
are equal to [   ]% of the fund's income from these securities lending
transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the fund, the fund's sub-advisor may place trades through the advisor's affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bancorp Piper Jaffray Asset Management, U.S. Bank or their broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the fund's distributor.

PORTFOLIO MANAGEMENT

The fund's investments are managed by a team of portfolio professionals associated with Voyageur Asset Management, Inc. (VAM). Prior to joining VAM in September 1999, this team of portfolio professionals managed the Alleghany/Chicago Trust Growth & Income Fund. As the exclusive managers of the Alleghany/Chicago Trust Growth & Income Fund from its inception, December 13, 1993, through September 20, 1999, the VAM portfolio professionals had full discretionary authority over the selection of investments for that fund. The cumulative total return for the Alleghany/Chicago Trust Growth & Income Fund
from its inception through December 31, 1998 was [     ]%. At December 31, 1998,
that fund had $[      ] million in net assets. The information in the table that follows reflects average annual returns for the one-year and three-year periods ended December 31, 1998 and for the entire period during which the VAM portfolio professionals managed the Alleghany/Chicago Trust Growth & Income Fund. The performance history compares that fund against the performance of the Russell 1000 Growth and Standard & Poor's 500 Composite Stock Price indices. Historical performance is not indicative of future performance. The Alleghany/Chicago Trust Growth & Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the Portico Large Cap Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Although the long-term capital appreciation component of both funds' investment objectives and strategies is substantially similar, the investment objective and strategies employed by the Alleghany/Chicago Trust Growth & Income Fund during the VAM portfolio professionals' tenure included an income component. In accordance with this income component, that fund sought current income by investing in large-cap dividend paying common stocks, preferred stocks, convertible securities and bonds. The Portico Large Cap Growth Fund does not employ an income component as part of its primary investment objective or strategies.

AVERAGE ANNUAL TOTAL RETURNS      Inception   One Year   Three Years   Since
AS OF 12/31/98                         Date                            Inception

Alleghany/Chicago Trust Growth &
Income Fund (a)(b)                 12/13/93

Russell 1000 Growth Index (c)

S&P 500 Index (d)

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The expense ratio of the Alleghany/Chicago Trust Growth and Income Fund was
capped at [         ]%. Thereafter, the expense ratio declined from [       ]%
to [       ]%, reflecting, in general, economies of scale associated with an increase in assets under management. Total fund operating expenses of the
Portico Large Cap Growth Fund are capped at [       ]% through [       ].

(c) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since
inception performance of the index is calculated from [       ].

(d) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of large capitalization stocks. The since inception performance of the indices
is calculated from [       ].

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PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


ADDITIONAL INFORMATION

MORE ABOUT THE FUND

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OBJECTIVES

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 30 days in advance. Please remember: There is no guarantee that the fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the advisor and sub-advisor believe are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor
Services at 1-800-[        ].

--------------------------------------------------------------------------------
TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political, or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. Being invested in these securities may keep the fund from participating in a market upswing and prevent the fund from achieving its investment objective.

PORTFOLIO TURNOVER. It is anticipated that the fund's annual portfolio turnover rate will be less than 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the fund is summarized in the "Fund Summary" section. More information about the fund's risks is presented below.

FOREIGN SECURITY RISK. The fund may invest up to 25% of its total in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. The fund is actively managed and its performance therefore will reflect in part the sub-advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When the fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the fund enters into loan arrangements only with institutions which the fund's advisor has determined are creditworthy under guidelines established by the fund's board of directors.

PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Large Cap Growth Fund had not commenced operations prior to the date of this prospectus.

PORTICO LARGE CAP GROWTH FUND - CLASS Y SHARES


FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information (SAI) and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the Portico funds may be viewed on the First American funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

You can obtain a free copy of the fund's SAI by calling Investor Services at
1-800-[       ]. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

Portico Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portico/First American family of funds.

The Portico/First American family of funds is distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.


SEC file number: 811-[        ]

                                     PART B


                               PORTICO FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                            DATED [           ], 2001



                          PORTICO LARGE CAP GROWTH FUND


         This Statement of Additional Information relates to the Class A, Class B, Class C, Class S and Class Y Shares of the fund named above (the "Fund"), a series of Portico Funds, Inc. ("Portico Funds"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the
Fund's current Prospectus dated [          ], 2001. This Statement of Additional
Information is incorporated into the Fund's Prospectus by reference. To obtain a copy of the Prospectus at no charge, write the Fund's distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at [1-800-__________]. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS............................
         Short-Term Investments...............................................
         U.S. Government Securities...........................................
         U.S. Treasury Inflation-Protection Securities........................
         Repurchase Agreements................................................
         Illiquid and Restricted Securities...................................
         When-Issued and Delayed Delivery Transactions........................
         Lending of Portfolio Securities......................................
         Options Transactions.................................................
         Futures and Options on Futures.......................................
         Fixed Income Securities..............................................
         Convertible Debt Obligations - Rated Less Than Investment Grade......
         Foreign Securities...................................................
         Preferred Stock......................................................
         CFTC Information.....................................................

INVESTMENT RESTRICTIONS.......................................................

DIRECTORS AND EXECUTIVE OFFICERS..............................................
         Directors............................................................
         Executive Officers...................................................
         Compensation.........................................................

CODE OF ETHICS................................................................

INVESTMENT ADVISORY AND OTHER SERVICES........................................
         Investment Advisory Agreement........................................
         Sub-Advisory Agreement...............................................
         Administration Agreement.............................................
         Distributor And Distribution Plans...................................
         Custodian; Auditors..................................................

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE............................

CAPITAL STOCK.................................................................

NET ASSET VALUE AND PUBLIC OFFERING PRICE.....................................

FUND PERFORMANCE..............................................................

TAXATION......................................................................

REDUCING SALES CHARGES........................................................
         Class A Sales Charge.................................................
         Sales of Class A Shares at Net Asset Value...........................

ADDITIONAL INFORMATION ABOUT SELLING SHARES...................................
         By Telephone.........................................................
         By Mail..............................................................

         Redemptions Before Purchase Instruments Clear........................

RATINGS.......................................................................
         Ratings of Corporate Debt Obligations and Municipal Bonds............
         Ratings of Preferred Stock...........................................
         Ratings of Municipal Notes...........................................
         Ratings of Commercial Paper..........................................

FINANCIAL STATEMENTS..........................................................

                               GENERAL INFORMATION

         Portico Funds, Inc. ("Portico Funds") was incorporated in the State of Minnesota on September 24, 2001. Portico Funds is organized as a series fund and currently issues its shares in one series, the Large Cap Growth Fund (the "Fund"). The Fund is a diversified open-end management investment company.

         Shareholders may purchase shares of the Fund through five separate classes, Class A, Class B, Class C, Class S and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Fund may also provide for variations in other costs among the classes although it has no present intention to do so. In addition, a sales load is imposed on the sale of Class A, Class B and Class C Shares of the Fund. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of the Fund represents an equal proportionate interest in the Fund.

         The Articles of Incorporation and Bylaws of Portico Funds provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Minnesota corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of Portico Funds, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans. The fund intends to apply for an order from the Securities and Exchange Commission to permit U.S. Bancorp Piper Jaffray Asset Management, subject to the approval of the board of directors, to appoint a sub-advisor or change the terms of a sub-advisory agreement for the fund without first obtaining shareholder approval. If the order is received, the fund will be able to change sub-advisors or the fees paid to any sub-advisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. The order may prohibit U.S. Bancorp Piper Jaffray Asset Management from entering into sub-advisory agreements with affiliates of U.S. Bancorp Piper Jaffray Asset Management without shareholder approval. There is no assurance the order will be granted, and no changes will be made until that time.

         This Statement of Additional Information may also refer to affiliated investment companies that share the same investment advisor and hold themselves out as related companies for purposes of investment and shareholder services, including: First American Investment Funds, Inc. ("FAIF"); First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and eleven separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc.-II, American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc., Minnesota Municipal Term Trust Inc.-II, and American Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The main investment strategies of the Fund are set forth in the Fund's Prospectus. Additional information concerning main investment strategies of the Fund, and other investment strategies which may be used by the Fund, is set forth below. The Fund has attempted to identify investment strategies that will be employed in pursuing its investment objective. However, in the absence of an affirmative limitation, the Fund may utilize any strategy or technique that is consistent with its investment objective. The Fund does not anticipate that any such strategy or technique would exceed 5% of its assets absent specific identification of that practice. Additional information concerning the Fund's investment restrictions is set forth below under "Investment Restrictions."

         If a percentage limitation on investments by the Fund stated in this section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. When the Fund is limited to investing in securities with specified ratings or of a certain credit quality, it is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. However, in no event will more than 5% of the Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         The Fund can invest in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of the Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Fund may so invest includes money market funds advised by U.S. Bancorp Piper Jaffray Asset Management, Inc., the Fund's investment advisor ("U.S. Bancorp Piper Jaffray Asset Management" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission with respect to the Fund. A brief description of certain kinds of short-term instruments follows:

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Fund also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings."

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor or the Fund's investment sub-advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE RATE DEMAND OBLIGATIONS. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Fund may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund invests principally are:

         * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         * notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

         * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

         The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.

U.S. TREASURY INFLATION-PROTECTION SECURITIES

         To the extent it may invest in fixed-income securities, the Fund may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), the Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor or the Fund's investment sub-advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

         The Fund's custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

ILLIQUID AND RESTRICTED SECURITIES

         The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         The Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. The Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, the Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to delivery. In addition, the Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

         When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, to the extent that the Fund sets aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Advisor or the Fund's investment sub-advisor, if any, to manage it might be affected. Under normal market conditions, however, the Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 20% of the value of its net assets, plus the amount of any borrowings for investment purposes.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor or the Fund's sub-advisor has determined are creditworthy under guidelines established by the Board of Directors. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

U.S. Bank National Association (U.S. Bank") (the Fund's custodian and an affiliate of the Advisor) may act as securities lending agent for the Fund and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank currently receives fees equal to [ ] of the Fund's income from securities lending transactions.

         In these loan arrangements, the Fund will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. This collateral must be valued daily by the Advisor or the Fund's sub-advisor and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the Fund or the borrower. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

OPTIONS TRANSACTIONS

         To the extent set forth below, the Fund may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies on securities that it owns or has the right to acquire. These transactions will be undertaken for the purpose of reducing risk to the Fund; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Fund may purchase put and call options on securities it owns or has the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, the Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON STOCK INDICES. The Fund may purchase put and call options on stock indices. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         WRITING OF CALL OPTIONS. The Fund may write (sell) covered call options. These transactions would be undertaken principally to produce additional income. These transactions may include the writing of covered call options on equity securities or on foreign currencies. The Fund may write (sell) covered call options covering up to 25% of the equity securities owned by the Fund.

         When the Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option. The Fund may also write call options on stock indices the movements of which generally correlate with those of the Fund's portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If the Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         LIMITATIONS. The Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by the Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Fund may engage in futures transactions, options on futures transactions and may enter into contracts for the future delivery of securities and options thereon. The Fund may enter into stock index futures contracts and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, the Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require the Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

         The Fund may use futures contracts and options on futures in an effort to hedge against market risks or to increase flexibility.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company under the Code.

         Where the Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Fund's total assets. Where the Fund is permitted to enter into futures contracts obligating it to purchase securities or an index in the future at a specified price, the Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which the Fund was permitted to enter. Where the Fund is permitted to enter into futures contracts obligating it to sell securities, its potential losses are unlimited if it does not own the securities covered by the contracts and it is unable to close out the contracts prior to the settlement date.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FIXED INCOME SECURITIES

         The fixed income securities in which the Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

         In addition, the Fund may invest up to 5% of its net assets in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "-- Convertible Debt Obligations Rated Less Than Investment Grade."

         The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).

CONVERTIBLE DEBT OBLIGATIONS -- RATED LESS THAN INVESTMENT GRADE

         The "equity securities" in which the Fund may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds."

         Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by the Fund defaulted, the Fund might incur additional expenses to seek recovery.

         In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for the Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of the Fund's use of non-investment grade debt obligations may be more dependent on the Advisor's and applicable sub-advisor's own credit analysis than is the case with investment grade obligations.

FOREIGN SECURITIES

         GENERAL. The Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

         AMERICAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

         Certain American Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

PREFERRED STOCK

         The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of

"commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets;
(iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. Portico Funds has made such notice filings with respect to the Fund.

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Prospectus and under the caption "Additional Information Concerning Fund Investments" above, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), I.E., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         The Fund will not:

         1. Concentrate its investments in a particular industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by Portico Funds' Board of Directors without a shareholder vote:

         The Fund will not:

         1. Invest more than 15% of its net assets in all forms of illiquid investments.

         2. Borrow money in an amount exceeding 10% of its total assets. The Fund will not borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. The Fund will not make additional investments while its borrowings exceed 5% of total assets.

         3.       Make short sales of securities.

         4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

         The Board of Directors has adopted guidelines and procedures under which the Fund's investment advisor is to determine whether the following types of securities which may be held by the Fund are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floaters and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of Portico Funds are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of Portico Funds. Directors who are "interested persons" (as that term is defined in the 1940 Act) of Portico Funds are identified with an asterisk.

DIRECTORS

         [to be filed by amendment]

EXECUTIVE OFFICERS

         Thomas S. Schreier, Jr., U.S. Bancorp Piper Jaffray Asset Management, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55402; President of Portico Funds since September 2001; President of FAIF, FAF, FASF, and FAIP since February 28, 2001; Chief Executive Officer of U.S. Bancorp Piper Jaffray Asset Management, Inc. since May 2001; Chief Executive Officer of First American Asset Management from December 2000 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray through December 2000; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston through 1998. Age: 38.

         Mark S. Jordahl, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President - Investments, Portico Funds, FAIF, FAF, FASF and FAIP since September, 2001; Chief Investment Officer of U.S. Bancorp Piper Jaffray Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to present); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000); Executive Vice President and Managing Director, Washington Square Advisers (January 1996 to December 1997); Senior Vice President, Private Placements, Washington Square Capital, Inc. (January 1992 to January 1996). Age: 41.

         Peter O. Torvik, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Marketing of Portico Funds since September 2001; Vice President of Marketing of FAIF, FAF, FASF and FAIP since September 20, 2000; Executive Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Executive Vice President of First American Asset Management from February 2001 through May 2001; President and partner of DPG Group, a Florida-based partnership engaged in affinity marketing through 2000. Age: 46.

         Jeffery M. Wilson, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Administration of Portico Funds since September 2001; Vice President Administration of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vice President of First American Asset Management through May 2001. Age: 44.

         Robert H. Nelson, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Treasurer of Portico Funds since September 2001; Treasurer of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of U.S. Bancorp Piper Jaffray Asset Management since May 2001; Senior Vice President of First American Asset Management from 1998 through May 2001 and of Firstar Investment & Research Management Company from February 2001 through May 2001; Senior Vice President of Piper Capital Management Inc. through 1998. Age: 37.

         James L. Chosy, U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota 55402; Secretary of Portico Funds since September 2001; Secretary of FAIF, FAF, FASF and FAIP since 2000; Associate General Counsel of U.S. Bancorp since 1996. Age: 37.

COMPENSATION

         The following table sets forth information concerning aggregate compensation paid to each director of Portico Funds (i) by Portico Funds (column
2), and (ii) by Portico Funds, FAIF, FAF, FASF, FAIP and FACEF collectively (column 5):

             (1)                          (2)                 (3)                (4)                   (5)
  NAME OF PERSON, POSITION             AGGREGATE          PENSION OR      ESTIMATED ANNUAL     TOTAL COMPENSATION
                                     COMPENSATION         RETIREMENT        BENEFITS UPON      FROM REGISTRANT AND
                                   FROM REGISTRANT*    BENEFITS ACCRUED      RETIREMENT         FUND COMPLEX PAID
                                                        AS PART OF FUND                           TO DIRECTORS*
                                                           EXPENSES
[to be filed by amendment ]          $ [       ]              -0-                -0-               $ [       ]

* Estimated future payments for period ending October 31, 2001.

                                 CODE OF ETHICS

         Portico Funds, Inc., U.S. Bancorp Piper Jaffray Asset Management, Inc., Voyageur Asset Management, Inc. and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the investment Advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank National Association is, in turn a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. USB operates four banks and eleven trust companies with banking offices in 16 contiguous states. USB also has various
other subsidiaries engaged in financial services. At **[           ], 2001, USB
and its consolidated subsidiaries had consolidated assets of more than $**[   ]
billion, consolidated deposits of more than $**[   ] billion and shareholders'
equity of more than $**[   ] billion.

         Pursuant to an Investment Advisory Agreement dated **[_____________] (the "Advisory Agreement") as amended, the Fund engages the Advisor to manage the investment of the assets of the Fund. The Fund pays the Advisor monthly fees
calculated on an annual basis equal to **[     ]% of its average daily net
assets.

         The Advisory Agreement requires the Advisor to provide Portico Funds with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of Portico Funds and the officers and directors of Portico Funds, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, the Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The Fund had not commenced operations prior to the date of this Statement of Additional Information. The contractual fee rate is **[__________].

SUB-ADVISORY AGREEMENT

         Voyageur Asset Management, Inc., Suite 4300, 90 South Seventh Street, Minneapolis, MN 55402 ("VAM") is sub-advisor for the Fund under an agreement with the Advisor (the "Sub-Advisory Agreement"). VAM is an indirect wholly-owned subsidiary of Royal Bank of Canada, a major diversified financial services
company based in Toronto. As of [        ], VAM managed a total of approximately
[     ] in investments.

         Pursuant to the Sub-Advisory Agreement, VAM is responsible for the investment and reinvestment of the Fund's assets and the placement of brokerage transactions in connection therewith. Under the Sub-Advisory Agreement, VAM is required, among other things, to report to the Advisor or the Board regularly at such times and in such detail as the Advisor or the Board may from time to time request in order to permit the Advisor and the Board to determine the adherence of the Fund to its investment objective, policies and restrictions. The Sub-Advisory Agreement also requires VAM to provide all office space, personnel and facilities necessary and incident to VAM's performance of its services under the Sub-Advisory Agreements.

         For its services to the Fund under the Sub-Advisory Agreement, VAM is paid a monthly fee by the Advisor calculated on an annual basis equal to **[_______].

ADMINISTRATION AGREEMENT

         U.S. Bancorp Piper Jaffray Asset Management, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55402, and Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators") pursuant to a Co-Administration Agreement between the Administrators and the Fund, provide administration services to the Fund and serve as the Fund's Administrator. The Administrators are each subsidiaries of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide, or, compensate other entities to provide services to the Fund. These services include various legal, oversight and administrative services, accounting services and dividend disbursing services and shareholder services. Firstar Mutual Fund Services, LLC, pursuant to the Co-Administration Agreement, will also serve as the Fund's transfer agent. The Fund pays the Administrators fees which are calculated daily and paid monthly,
equal to an amount equal, on an annual basis, to **[    ]. In addition, the Fund
pays the Administrators annual fees of $**[   ].

DISTRIBUTOR AND DISTRIBUTION PLANS

         Quasar Distributors, LLC (the "Distributor") serves as the distributor for the Fund's shares. The Distributor is a wholly-owned subsidiary of U.S. Bancorp.

         The Distributor serves as distributor for the Class A, Class S and Class Y Shares pursuant to a Distribution Agreement dated ______________, 2001 (the "Class A/Class S/Class Y Distribution Agreement") between itself and the Fund, as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated ____________, 2001, (the "Class B Distribution and Service Agreement") between itself and the Fund, and as distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated _____________, 2001 ("Class C Distribution and Service Agreement") between itself and the Fund. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Fund to the extent such services and functions are not provided to the Fund pursuant to another agreement. The Distribution Agreements provide that shares of the Fund are distributed through the Distributor and, with respect to Class A, Class B and Class C Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares for that month.

         The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

         The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Distributor receives no compensation for distribution of the Class Y Shares.

         The Distributor receives no compensation for the distribution of Class S shares under the Distribution Agreements. However, the Distributor does receive compensation with respect to the Class S Shares of the Fund under a Shareholder Service Plan and Agreement between Portico Funds and the Distributor. Under the Shareholder Service Plan and Agreement, the Distributor has agreed to provide, or will enter into written agreements with service providers pursuant to which the service providers will provide, one or more specified shareholder services to beneficial owners of Class S Shares. The Distributor has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class S Shares. Pursuant to the Shareholder Service Plan and Agreement, the Fund has agreed to pay the Distributor a fee at an annual rate of 0.25% of the average net asset value of the Class S Shares, computed daily and paid monthly. The Distributor is to pay any shareholder service providers with which it enters into written agreements out of this amount.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of Portico Funds and by the vote of the majority of those Board members of Portico Funds who are not interested persons of Portico Funds and who have no direct or indirect financial interest in the operation of Portico Funds' Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Portico Funds has adopted Plans of Distribution with respect to the Class A, Class B and Class C Shares of the Fund, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B and Class C Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

CUSTODIAN; AUDITORS

         CUSTODIAN. The custodian of the Fund's assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of USB. All of the instruments representing the investments of the Fund and all cash is held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of Portico Funds' officers or resolutions of the Board of Directors.

         As compensation for its services to the Fund, the Custodian is paid a monthly fee calculated on an annual basis equal to **[_____________] of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of Portico Funds.

         AUDITORS. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the Fund's independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to placement of the Fund's portfolio transactions are made by the Advisor or its investment sub-advisor. The Fund's policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Advisor or applicable investment sub-advisor may, however, select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor or applicable investment sub-advisor to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Many of the portfolio transactions involve payment of a brokerage commission by the Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Fund deal with market makers unless it appears that better price and execution are available elsewhere.

         While the Advisor and applicable investment sub-advisor do not deem it practicable and in the Fund's best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Advisor and investment sub-advisor to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Advisor or VAM may consider the ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purposes for consideration, analysis and evaluation by the staff of the Advisor or VAM. In accordance with this policy, the Fund does not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Fund may be taken into account as a factor in the allocation of portfolio transactions.

         Research services that may be received by the Advisor or VAM would include advice, both directly and indirectly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Advisor or VAM to supplement its own investment research activities and enable the Advisor or VAM to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Advisor or VAM may receive a benefit, for which a dollar value is not available, without providing any direct monetary benefit to the Fund from these transactions. Research services furnished by brokers and dealers used by the Fund for portfolio transactions may be utilized by the Advisor or VAM in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Advisor or VAM in performing services for the Fund. The Advisor or VAM determine the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

         The Advisor or VAM have not entered into any formal or informal agreements with any broker or dealer, and do not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor or VAM, except as noted below. The Advisor or VAM may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Advisor or VAM with research services, which the Advisor or VAM anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and accordingly, substantial deviations from the list could occur. The Advisor or VAM would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor or VAM determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor or VAM with respect to the Fund.

         The Fund does not effect any brokerage transactions in its portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor, VAM or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor or VAM simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor or VAM to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

                                  CAPITAL STOCK

         Each share of the Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of the Fund vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a class of shares, the shares of that class will vote separately. An example of such an issue would be a proposal to approve, disapprove or alter a distribution plan pertaining to a class of shares.

            The Bylaws of Portico Funds provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.

         As of [         ], the directors of Portico Funds owned shares of
[identify appropriate RICs in fund family] with an aggregate net asset value of
[        ]. As of [         ], the directors and officers of Portico Funds as a
group owned less than one percent of the Fund's outstanding shares.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of the Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectus. Please note that the public offering prices of Class B, Class Y and Class S Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

The net asset value of the Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where the Fund holds securities which are traded in foreign markets.

                                FUND PERFORMANCE

         PERFORMANCE PRESENTATION. Advertisements and other sales literature for the Fund may refer to the Fund's "average annual total return" and "cumulative total return." In addition, the Fund may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

                  P(1 + T)n = ERV

                  Where: P   =  a hypothetical initial payment of $1,000
                         T   =  average annual total return
                         n   =  number of years
                         ERV =  ending redeemable value at the end of the period
                                of a hypothetical $1,000 payment made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class B and Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

         The Advisor and Distributor have waived a portion of their fees on a voluntary basis, thereby increasing total return and yield. These fees may or may not be waived in the future in the Advisor's or Distributor's discretion.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in the Fund from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

                  CTR = (ERV-P) 100
                         -----
                           P

                  Where: CTR =  Cumulative total return;
                         ERV =  ending redeemable value at the end of the period
                                of a hypothetical $1,000 payment made at the
                                beginning of such period; and
                         P   =  initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

                  YIELD = 2[(a-b + 1)6 - 1]
                             ---
                             cd

                  Where: a =  dividends and interest earned during the period;
                         b =  expenses accrued for the period (net of
                              reimbursements);
                         c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
                         d = the maximum offering price per share on the last day of the period.

         CERTAIN PERFORMANCE COMPARISONS. In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of the Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper or such other database services.

                                    TAXATION

         The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         If the Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. In holding an obligation with original issue discount, the Fund would be required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because the Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.

         Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as closed out) or to accrue original discount, both of which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment companies.

         It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

         Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

         For federal tax purposes, if a shareholder exchanges shares of the Fund for shares of another fund in the Portico/First American family of funds pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Shares" in the Prospectus), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A Class B or Class C Shares carries out the exchange within 90 days of purchasing shares on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Pursuant to the Code, distributions of net investment income by the Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Fund will report annually to its shareholders the amount of any withholding.

         A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: The Fund will combine purchases (of Portico/First American family of funds) made by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         The sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus
(ii) the purchase price of the Class A shares of any other fund in the Portico/First American family of funds (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the fund in the Portico/First American family of funds (other than a money market fund) that your already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in any fund in the Portico/First American family of funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold a percentage equal to the Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for the Fund will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of the Fund's Class A Shares by the Advisor, VAM, or any of their affiliates, or any of their or the Portico Funds' officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of Portico Funds' general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. The Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Fund is made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit sharing and Pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. A contingent deferred sales charge of 1.00% will be imposed if all shares are redeemed within 18 months of purchase. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund's distributor to perform share distribution services may receive a commission on such sales of the Fund equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         In addition, Class A Shares may be purchased without a sales charge by bundled retirement plans and Simple IRA plans sponsored by U.S. Bank and sold by an affiliate, and SEP IRA plans sold by an affiliate.

         If Class A Shares of the Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any fund in the Portico/First American family of funds at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of the Fund, there may be tax consequences.

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Fund as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Fund. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Fund's agent for the purpose of accepting redemption requests, and the Fund will be deemed to have received a redemption request upon receipt of the request by the financial institution.

         Shareholders who did not purchase their shares of the Fund through a financial institution may redeem their shares by telephoning Investor Services
at [           ]. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Fund may limit telephone redemption requests to $50,000 per day.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrators nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrators and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrators examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrators subsequently send confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrators and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Administrators, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Administrators have adopted standards for accepting signature from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Administrators reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrators are reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.


                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Fund is not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Securities rated SD or D are in selective default or default, respectively. Such a rating is assigned when an obligor has failed to pay one or more of its financial obligations (rated or unrated) when it came due.

         MOODY'S

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over he future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality, (2) designate securities which can be bought for possible upgrading in quality, and (3) afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF PREFERRED STOCK

         STANDARD & POOR'S. Standard & Poor's ratings for preferred stock have the following definitions:

         AAA: An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA: A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as issues rated "AAA."

         A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the category.

         MOODY'S. Moody's ratings for preferred stock include the following:

         aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         baa: An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S

         SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest.

         SP-3: Speculative capacity to pay principal and interest.

The Fund will not purchase SP-3 municipal notes.

         MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

The Fund will not purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. The Fund will not purchase commercial paper rated A-3 or lower.

         MOODY'S. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1: Superior capacity for repayment.

         PRIME-2: Strong capacity for repayment.

         PRIME-3: Acceptable capacity for repayment.

The Fund will not purchase Prime-3 commercial paper.


                              FINANCIAL STATEMENTS

[seed money balance sheet]

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

         *        (a)      Articles of Incorporation
         *        (b)      Bylaws
                  (c)      Not applicable
         *        (d)(1)   Form of Investment Advisory Agreement between
                           Registrant and U.S. Bancorp Piper Jaffray Asset
                           Management, Inc.
         *        (d)(2)   Form of Sub-Advisory Agreement between U.S. Bancorp
                           Piper Jaffray Asset Management, Inc. and Voyageur
                           Asset Management, Inc., with respect to Large Cap
                           Growth Fund
         *        (e)(1)   Form of Distribution Agreement [Class A, Class S and
                           Class Y Shares] between Registrant and Quasar
                           Distributors, Inc.
         *        (e)(2)   Form of Distribution and Service Agreement [Class B
                           Shares] between Registrant and Quasar Distributors,
                           LLC
         *        (e)(3)   Form of Distribution and Service Agreement [Class C]
                           between Registrant and Quasar Distributors, LLC
         *        (e)(4)   Form of Shareholder Service Plan and Agreement
                           [Class S] between Registrant and Quasar Distributors,
                           LLC
         *        (e)(5)   Form of Dealer Agreement
                  (f)      Not applicable
         *        (g)(1)   Form of Custodian Agreement between Registrant and
                           U.S. Bank National Association
         *        (g)(2)   Form of Compensation Agreement Pursuant to Custodian
                           Agreement
         *        (h)(1)   Form of Administration Agreement by and among
                           Registrant, U.S. Bancorp Piper Jaffray Asset
                           Management, Inc. and Firstar Mutual Fund Services,
                           LLC
         *        (h)(2)   Form of Securities Lending Agreement between
                           Registrant and U.S. Bank National Association
         **       (i)      Legal Opinion
         **       (j)      Consent of Independent Auditors
                  (k)      Not applicable
                  (l)      Not applicable
         *        (m)(1)   Form of Distribution Plan [Class A] Retail Class
         *        (m)(2)   Form of Distribution Plan [Class B] Contingent
                           Deferred Sales Charge Class
         *        (m)(3)   Form of Service Plan [Class B]
         *        (m)(4)   Form of Distribution Plan [Class C] Level-Load Class
         *        (m)(5)   Form of Service Plan [Class C]
         *        (m)(6)   Form of Rule 12b-1 Fee Agreement
         *        (n)      Form of Multiple Class Plan Pursuant to Rule 18f-3
                  (o)      Reserved
         *        (p)(1)   Form of Portico Funds, Inc. Code of Ethics
         *        (p)(2)   U.S. Bancorp Piper Jaffray Asset Management, Inc.
                           Code of Ethics

         *        (p)(3)   Voyageur Asset Management, Inc. Code of Ethics
         **       (p)(4)   Quasar Distributors, LLC Code of Ethics

     *   Filed herewith.
     **  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         Not applicable.

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Manager"), is described in the Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years. This information is as of July 1, 2001.

Thomas S. Schreier, Jr.
Born: 1962
Education: B.A., Economics and German, University of Notre Dame, South Bend, IN
(1984); M.B.A., Harvard Graduate School of Business, Cambridge, MA (1988) Business Background: CEO, President and Director, USBPJAM, Minneapolis, MN (March 2001 to present); President, Portico Funds, Minneapolis, MN (September 2001 to present); President, FAIF, FAF, FASF, FAIP, Minneapolis, MN (February 2001 to present); CEO, FAAM, Minneapolis, MN (January 2001 to present); CEO and President, FIRMCO, Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000); Director - Equity Research and Senior Airline Equity Analyst, Credit Suisse First Boston (August 1996 to October 1998); Vice President, Finance, Northwest Airlines (July 1988 to August 1996).


Mark S. Jordahl
Born: 1960
Education: B.A., Political Science and English, Moorhead, Minnesota, Moorhead, MN; M.B.A, University of Minnesota, Minneapolis, MN
Business Background: Chief Investment Officer and Director, USBPJAM, Minneapolis, MN (July 2001 to present); Vice President, Portico Funds, FAIF, FAF, FASF and FAIP, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas (September 2000 to present); Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp. (January 1998 to September 2000); Executive Vice President and Managing Director, Washington Square Advisers (January 1996 to December 1997); Senior Vice President, Private Placements, Washington Square Capital, Inc. (January 1992 to January 1996).


Kenneth L. Delecki
Born: 1958
Education: B.S. Industrial Engineering, General Motors Institute, Flint, MI
(1981); M.B.A., Darden Graduate School of Business Administration, University of Virginia, Charlottesville, VA (1985)
Business Background: CFO, Treasurer and Director, USBPJAM, Minneapolis, MN (March 2001 to present); Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (September 2000 to March 2001); Independent Consultant, Edina, MN (May 1999 to September 2000); Managing Director, Financial Planning and Analysis, Northwest Airlines, Eagan, MN (September 1998 to May
1999); Independent Consultant, Cambridge, MA (July 1997 to August 1998); Managing Director, Bossard Consultants, Cambridge, MA (March 1992 to June 1997).

Walter E. Dewey
Born: 1960
Education: B.A. Finance, Investments and Banking, University of Wisconsin, Madison, WI (1983)
Business Background: Director and Senior Portfolio Manager, USBPJAM, Minneapolis, MN (April 2001 to present); Senior Portfolio Manager and Senior Vice President, FIRMCO, Milwaukee, WI (1983 to May 2001).


John J. Gibas
Born: 1955
Education: B.S. Accounting, University of Minnesota, Minneapolis, MN (1978); M.B.A., University of Minnesota, Minneapolis, MN (1981).
Business Background: Director and Director, Institutional Advisory Group, USBPJAM, Minneapolis, MN (April 2001 to present); Director, Institutional Advisory Group, FAAM, Minneapolis, MN (September 1998 to present); Director, Institutional Sales/Marketing, Piper Capital Management, Inc., Minneapolis, MN (August 1987 to September 1998).


Kimberly F. Kaul
Born: 1961
Education: B.A. Mass Communications, St. Cloud State University, St. Cloud, MN
(1983)
Business Background: Director and Communications Director, USBPJAM, Minneapolis, MN (April 2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998 to present); Communications Director, Piper Capital Management, Inc., Minneapolis, MN (May 1991 to September 1998).


Robert H. Nelson
Born: 1963
Education: B.A. Business and Accounting, Concordia College, Moorhead, MN (1986) Business Background: Director and Chief Operating Officer, USBPJAM, Minneapolis, MN (April 2001 to present); Senior Vice President, FAAM, Minneapolis, MN (September 1998 to present); Treasurer, Portico Funds, Minneapolis, MN (September 2001 to present); Treasurer, FAF, FAIF, FASF and FAIP, Minneapolis, MN (March 2000 to present); Senior Vice President, Piper Capital Management, Inc. (November 1994 to September 1998).


Peter O. Torvik
Born: 1954
Education: B.S.B. Business, University of Minnesota, Minneapolis, MN (1986); M.B.A., Amos Tuck School of Business at Dartmouth, Hanover, NH (1988)
Business Background: Director and Executive Vice President, USBPJAM, Minneapolis, MN (April 2001 to present); Executive Vice President, FAAM, Minneapolis, MN (August 2000 to present); Vice President Marketing of Portico Funds, Minneapolis, MN (September 2001 to present); Vice President Marketing of FAF, FAIF, FASF and FAIP, Minneapolis, MN (September 2000 to present); President and Partner, DPG Group, Tallahassee, FL (January 1995 to July 2000).

Marian E. Zentmyer
Born: 1956
Education: B.A. Economics, Stanford University, Palo Alto, CA (1978)
Business Background: Director and Chief Equity Investment Officer, USBPJAM, Minneapolis, MN (April 2001 to present); Board Member and Chief Equity Investment Officer, FIRMCO, Milwaukee, WI (November 1998 to May 2001); Senior Vice President and Senior Portfolio Manager, FIRMCO, Milwaukee, WI (1993 to November 1998).



ITEM 27. PRINCIPAL UNDERWRITERS:

         a) State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for Firstar Funds, Inc., Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed Income Series Fund, Inc., Country Money Market Fund, Country Long-Term Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc., Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc., Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios, Inc., The Linder Funds, AHA Investment Funds, Wexler Trust, MUTUALS.com, Inc., First American Funds, Inc. First American Investment Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00, 6/28/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00,
9/1/00, 9/1/00, 7/18/00, 9/1/00, 9/1/00, 12/29/00, 11/3/00, 10/25/00, 12/31/00,
1/5/01, 8/31/00, 12/12/00, 3/12/01, 5/2/01, 5/15/01, 6/1/01, 6/15/01, 6/21/01,
10/1/01, 10/1/01, and 10/1/01, respectively.

         b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                          Position and Offices       Position and
Name                      with the Underwriter       Offices with the Registrant

James Schoenike           President, Board Member    None

Donna Berth               Treasurer                  None

Suzanne Riley             Secretary                  None

Joe Redwine               Board Member               None

Bob Kern                  Board Member               None

Paul Rock                 Board Member               None

Jennie Carlson            Board Member               None
601 Second Avenue South
Minneapolis, MN 55402

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Piper Jaffray Asset Management, Inc. 601 Second Avenue South, Minneapolis, Minnesota, 55402.

ITEM 29. MANAGEMENT SERVICES

       Not applicable.

ITEM 30. UNDERTAKINGS

       Not applicable.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 4th day of October 2001.

                                    PORTICO FUNDS, INC.

                                         By:    /s/ Thomas S. Schreier, Jr.
                                                -----------------------------
                                                Thomas S. Schreier, Jr.
                                                President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

          SIGNATURE                         TITLE                     DATE
          ---------                         -----                     ----

 /s/ Thomas S. Schreier, Jr.   President                         October 4, 2001
----------------------------   (Principal Executive Officer)
Thomas S. Schreier, Jr.


 /s/ Robert H. Nelson          Treasurer
----------------------------   (Principal Financial and          October 4, 2001
Robert H. Nelson               Accounting Officer)


 /s/ Jeffery M. Wilson         Director                          October 4, 2001
----------------------------
Jeffery M. Wilson